Expenses by Nature - Summary of Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Expenses by nature [abstract]
Employee cost	$ 831,332	$ 760,810	$ 671,864
Repair payments	39,095	62,240	82,954
Facilities cost	86,527	73,089	61,238
Depreciation	56,653	50,125	50,003
Legal and professional expenses	29,746	26,433	22,207
Travel expenses	18,570	15,891	4,878
Others	44,971	45,747	47,005
Total cost of revenue, selling and marketing and general and administrative expenses	$ 1,106,894	$ 1,034,335	$ 940,149